12. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
	2013	2012

Currently paid or payable	$1,533,835	$ 92,482
Deferred benefit	(402,748)	(231,970)
Total income tax expense (benefit)	$1,131,087	$(139,488)

Schedule of Effective Income Tax Rate Reconciliation
	2013	2012

Computed expense at statutory rates	$2,079,560	$ 1,448,808
Tax exempt interest & BOLI	(388,524)	(379,715)
Disallowed interest	14,661	20,169
Partnership tax credits	(644,668)	(1,260,200)
New markets tax credit amortization expense	101,390	26,177
Other	(31,332)	5,273
	$1,131,087	$ (139,488)

Deferred income tax benefit
	2013	2012

Depreciation	$ (18,120)	$ (37,653)
Mortgage servicing rights	108,616	(29,859)
Deferred compensation	(18,090)	(22,827)
Bad debts	(254,234)	(249,202)
Non-accrual loan interest	(5,590)	73,065
Limited partnership amortization	27,529	(340,021)
Investment in CFSG Partners	43,864	44,991
Fair value adjustment on acquired premises
and equipment	0	153,862
Core deposit intangible	(92,716)	(115,896)
Loan fair value	(7,165)	(18,031)
Fannie Mae preferred stock write down	0	779,578
Alternative minimum tax	0	59,031
OREO write down	(15,130)	0
Tax credit carryovers	(170,865)	(604,096)
Other	(847)	75,088
Change in deferred tax benefit	$(402,748)	$(231,970)

Components of the net deferred tax asset
	2013	2012

Components of the deferred tax asset:
Bad debts	$1,650,671	$1,396,437
Non-accrual loan interest	32,497	26,907
Deferred compensation	263,127	245,037
Limited partnerships	57,212	84,741
Contingent liability - MPF program	45,042	40,526
OREO write down	15,130	0
Capital leases	73,424	71,041
Tax and rehab credit carryforwards	774,961	604,096
Unrealized loss on securities available-for-sale	24,452	0
Other	28,737	34,789
Total deferred tax asset	$2,965,253	$2,503,574

Components of the deferred tax liability:
Depreciation	242,487	260,607
Mortgage servicing rights	451,887	343,271
Unrealized gain on securities available-for-sale	0	88,482
Investment in CFSG Partners	88,855	44,991
Core deposit intangible	370,866	463,582
Fair value adjustment on acquired loans	47,348	54,513
Total deferred tax liability	1,201,443	1,255,446

Net deferred tax asset	$1,763,810	$1,248,128